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SUPPLEMENT NO. 1 dated August 24, 2001

TO   PROSPECTUS dated July 1, 2001


FOR  STATE STREET RESEARCH HEALTH SCIENCES FUND
     A SERIES OF STATE STREET RESEARCH FINANCIAL TRUST

     INVESTMENT MANAGEMENT

     Under the above caption on page 10 of the Prospectus, the third paragraph is revised in its entirety to read as follows:

     "The investment manager's Healthcare Team has been responsible for the fund's day-to-day portfolio management since August 2001."

                                                                HJ-4450-0801
     [LOGO]STATE STREET RESEARCH             Control Number: (exp0702)SSR-LD